Note 6 - Accrued Liabilities	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities:

Accrued expenses as of
March 31, 2018
and
December 31, 2017
consisted of the following (in thousands):

	March 31, 2018	December 31, 2017

Accrued personnel related costs	$266	$734
Accrued research and development expenses	960	176
Other accrued expenses	617	266
	$1,843	$1,176